Derivative Instruments	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments
Derivative Instruments
In general, the Company enters into derivative transactions in certain situations based on management’s assessment of current market conditions and perceived risks. Management intends to respond to evolving business and market conditions and in doing so, may enter into such transactions as deemed appropriate.
Credit Risk. As a result of the use of derivative instruments, the Company is exposed to counterparty credit risk. The Company manages this risk by limiting its counterparties to large financial institutions which meet the Company’s credit rating standards and have an established banking relationship with the Company. As of September 30, 2013, the Company did not expect any losses as a result of default of its counterparties.
Foreign Currency Forward Contracts. The Company has net U.S. dollar-denominated liabilities (primarily debt) which, for Mexican income tax purposes, are subject to periodic revaluation based on changes in the value of the U.S. dollar against the Mexican peso. This revaluation creates fluctuations in the Company’s income tax expense and the amount of income taxes paid. During the first half of 2013, the Company entered into foreign currency forward contracts with an aggregate notional amount of $325.0 million to hedge its exposure to this risk. These contracts mature on December 31, 2013, and obligate the Company to purchase a total of Ps.4,202.3 million at a weighted average exchange rate of Ps.12.93 to each U.S. dollar. The Company has not designated these forward contracts as hedging instruments for accounting purposes. The foreign currency forward contracts are measured at fair value each period and any change in fair value is recognized in foreign exchange gain (loss) within the consolidated statements of comprehensive income.
The following table presents the fair value of derivative instruments included in the consolidated balance sheets (in millions):

	Derivative Liability
	Balance Sheet Location	September 30, 2013	December 31, 2012
Derivatives not designated as hedging instruments:
Foreign currency forward contracts	Accounts payable and accrued liabilities	$6.3	$—
Total derivatives not designated as hedging instruments		6.3	—
Total derivative liability		$6.3	$—

The following table presents the amounts affecting the consolidated statements of comprehensive income for the three months ended September 30 (in millions):

	Location of Gain/(Loss) Recognized in Income on Derivative	Amount of Gain/(Loss) Recognized in Income on Derivative
Derivatives not designated as hedging instruments:		2013	2012
Foreign currency forward contracts	Foreign exchange gain (loss)	$(1.3)	$—
Total		$(1.3)	$—
The following table presents the amounts affecting the consolidated statements of comprehensive income for the nine months ended September 30 (in millions):

	Location of Gain/(Loss) Recognized in Income on Derivative	Amount of Gain/(Loss) Recognized in Income on Derivative
Derivatives not designated as hedging instruments:		2013	2012
Foreign currency forward contracts	Foreign exchange gain (loss)	$(6.3)	$—
Total		$(6.3)	$—

Derivative Instruments
The Company does not engage in the trading of derivative financial instruments except where the Company’s objective is to manage the variability of forecasted fuel price risk. In general, the Company enters into derivative transactions in limited situations based on management’s assessment of current market conditions and perceived risks. However, management intends to respond to evolving business and market conditions and in doing so, may enter into such transactions more frequently as deemed appropriate.
Fuel Derivative Transactions. During the years ended December 31, 2012 and 2011 the Company did not enter into any fuel swap agreements. In the first quarter of 2010, the Company entered into fuel swap agreements to hedge 6.6 million gallons of diesel fuel purchases through the end of 2010 at an average swap price per gallon of $2.15, which were not designated as hedging instruments. For the year ended December 31, 2010, the Company recognized a gain of $0.4 million for fuel swap contracts which were not designated as hedging instruments in fuel expense in the consolidated statements of comprehensive income.